                        SEMIANNUAL REPORT / JUNE 30 1999

                             AIM EUROPE GROWTH FUND



                                 [COVER IMAGE]



                            [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]

                     -------------------------------------

                 RAIN, STEAM AND SPEED BY J.M.W. TURNER (1844)

           J. M. W. TURNER LIKED TO PAINT EPIC SCENES OF CALAMITY IN

        WHICH THE FURY OF THE ELEMENTS UNDERLINES HUMANITY'S INSIGNIFI-

           CANCE WITHIN NATURE'S PLAN. SIMILAR TO THE TRAIN FIGHTING

           THROUGH THE MIXED ELEMENTS, THIS SAME SPIRIT IS PROPELLING

                        EUROPE INTO ECONOMIC LEADERSHIP.

                     -------------------------------------

AIM Europe Growth Fund is for shareholders who seek long-term growth of capital. The fund invests primarily in equity securities of issuers from European companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Europe Growth Fund (formerly GT Global Europe Growth Fund) performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o Because Class C shares have been offered for less than one year (since 5/3/99), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o   Advisor Class shares were closed to new investors on March 1, 1999.
o The fund's investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risk, and the lesser degree of public information required to be provided by non-U.S. companies.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The MSCI Europe Index is a group of unmanaged European securities tracked by Morgan Stanley Capital International.
o The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.
o The unmanaged Lipper European Funds Index represents an average of the performance of the 30 largest European-region mutual funds. It is compiled by Lipper Inc., an independent mutual-fund performance monitor.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends. They do not include sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
         GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
               OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU
                     COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                             AIM EUROPE GROWTH FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
    [PHOTO OF       many of your minds may be, "How will the year 2000 computer
   Charles T.       issue affect AIM and my investments?" We would like you to
     Bauer,         feel comfortable. We are pleased to be able to report to you
  Chairman of       that as of June 1999 we achieved a major milestone toward
  the Board of      year 2000 compliance status: we have successfully completed
    THE FUND        the testing of all of our mission-critical systems.
  APPEARS HERE]         Earlier this year, AIM participated in an industrywide
                    test that gave us a chance to see how our technology systems might be affected by the changeover to the year 2000 (Y2K).
                    Everything went as well as we had hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.
    During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. Now that we have finished adjusting our applications and systems, our focus for the rest of 1999 is to continue monitoring the year 2000 readiness status of outside sources we're linked to electronically. On the investment side, our portfolio management staff is continually evaluating the Y2K preparedness of the domestic and foreign companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if necessary. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our automated AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman
A I M Advisors, Inc.

                     -------------------------------------

                             THE FINANCIAL INDUSTRY

                               HAS BEEN SEEN AS A

                             LEADER IN PLANNING FOR

                              YEAR 2000 CONCERNS.

                     -------------------------------------

 PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED
                     AIM'S YEAR 2000 READINESS DISCLOSURE.


                             AIM EUROPE GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



MARKET REVERSAL CHALLENGES FUND

HOW DID AIM EUROPE GROWTH FUND PERFORM DURING THE PAST SIX-MONTHS?
During the reporting period, there was a reversal of a years-long trend in international markets--Asia, Japan and Latin America outperformed Europe. This negatively affected the performance of AIM Europe Growth Fund, which invests in European growth stocks. The fund's six-month total return was a disappointing -3.57% for Class A shares and -3.87% for Class B shares. The fund's Class C shares commenced trading on May 3, 1999, and their cumulative return through June 30, 1999, was .27%. These returns are at net asset value, excluding sales charges. The fund's Advisor Class shares returned -3.41% for the first six months of 1999.

WHAT WERE THE MAJOR TRENDS IN EUROPEAN MARKETS?
The European economy is slowing, particularly in Germany. We're seeing earnings disappointments from some companies. The introduction of the euro in January created a new common currency for 11 countries. The euro started strong against the dollar but weakened as it became clear that the U.S. economy was growing much faster than the European economy.
At the same time, there are a number of reasons for optimism:
o The new European Central Bank dropped interest rates in April to stimulate the economy and boost confidence in Europe. Lower interest rates bode well for stocks.
o There's a positive side to the decline of the euro: European exporters are now much more competitive and their earnings should accelerate once sales rise.
o European companies are more focused on shareholder value. For example, the Italian government forced a shareholder vote in the hostile takeover attempt of Telecom Italia, the country's largest telecommunications company. The introduction of the euro triggered a massive wave of mergers and acquisitions as companies strive to improve their strategic position in the "new Europe."
o While recent earnings have declined, European companies have long-term growth expectations superior to those in the United States.

WHICH HOLDINGS WERE PARTICULARLY STRONG?
Telecommunications companies have performed well. Two of our top holdings are Nokia and Mannesman.
    We believe Finland-based Nokia, the world's largest wireless phone company, is poised for future growth as deregulation continues in the European telecommunications industry. Many analysts expect Nokia to continue widening its lead over its competitors. Mannesmann is a German engineering and telecommunications conglomerate that retains its roots in industrial areas such as seamless tubes and automotive products while rapidly increasing its telecommunications operations. The company built the first private telephone network in Germany.
    Another holding we liked was French retailer Carrefour, which operates more than 300 "hypermarkets" around the globe. These stores offer everything from food and appliances to insurance and financial services.

WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
Further interest-rate cuts could occur across Europe, a move that would benefit large-company stocks in which the fund invests. Over the long run, we expect the earnings picture to improve as privatization, deregulation and restructuring take hold. Companies become more efficient when they move from government control to private ownership because they are forced to trim costs to become leaner and more competitive.
    European companies have long-term growth expectations superior to those of American companies. And European stocks are selling at a cheaper price compared to U.S. stocks. We think the fund may benefit from these trends in the long term.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/99, including sales charges

CLASS A SHARES

Inception (7/19/85)            11.82%
10 years                        6.11
 5 years                        9.31
 1 year                       -16.60*

CLASS B SHARES

Inception (4/1/93)              9.88%
5 years                         9.58
1 year                        -16.43**

CLASS C SHARES

Inception (5/3/99)              -.73%***

ADVISOR CLASS SHARES

Inception (6/1/95)             12.58%
1 year                        -11.69

*-11.76% excluding sales charges
**-12.32 excluding CDSC
***cumulative return; .27% excluding CDSC

*Advisor Class shares were closed to new investors on March 1, 1999.
================================================================================

   MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS
           OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM
                       THE HISTORICAL PERFORMANCE SHOWN.

                     -------------------------------------

                       THE INTRODUCTION OF THE EURO TRIG-

                      GERED A MASSIVE WAVE OF MERGERS AND

                      ACQUISITIONS AS COMPANIES STRIVE TO

                      IMPROVE THEIR STRATEGIC POSITION IN

                               THE "NEW EUROPE."

                     -------------------------------------

          See important Fund and index disclosures inside front cover.


                             AIM EUROPE GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of June 30, 1999, based on total net assets
Total number of holdings: 68

=================================================================================================================================
TOP 10 EQUITY HOLDINGS                                TOP 10 INDUSTRIES                                  TOP 10 COUNTRIES
---------------------------------------------------------------------------------------------------------------------------------
  1. EM.TV Merchandising A.G. (Germany)       3.55%   1. Telephone                               10.65%  1. United Kingdom 19.18%
  2. Vodafone Airtouch PLC (United Kingdom)   3.36    2. Computers (Software & Services)          6.83   2. France         13.95
  3. Nokia Oyj A.B.-Class A (Finland)         3.14    3. Communications Equipment                 6.35   3. Germany        14.90
  4. Mannesmann A.G. (Germany)                2.69    4. Telecommunications (Cellular/Wireless)   5.77   4. Netherlands     9.22
  5. Equant N.V. (Netherlands)                2.69    5. Services (Commercial & Consumer)         5.53   5. Finland         7.79
  6. MobilCom A.G. (Germany)                  2.47    6. Machinery (Diversified)                  4.31   6. Spain           7.45
  7. Carrefour S.A. (France)                  2.41    7. Automobiles                              4.07   7. Sweden          6.42
  8. TNT Post Group N.V. (Netherlands)        2.33    8. Healthcare (Drugs - Generic & Other)     3.89   8. Switzerland     5.51
  9. Tietoenator Oyj Abp (Finland)            2.17    9. Banks (Major Regional)                   3.82   9. Italy           3.91
 10. Telefonaktiebolaget LM Ericsson-Class B  2.16   10. Broadcasting (Television, Radio & Cable) 3.55  10. Ireland         1.07
     (Sweden)

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================================================

SHAREHOLDER UPDATE

IMPORTANT CHANGES COMING TO YOUR FUND

We are pleased to inform you of the following changes in your fund's name and investment focus, which we believe will position the fund to benefit from promising changes under way in European equity markets.
Effective in September, AIM Europe Growth Fund is changing its name to AIM Euroland Growth Fund. The fund's primary investment area will be European nations that are members of the European Economic and Monetary Union (EMU) and have the euro as their common currency. These nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The fund will invest the majority of its assets in these Euroland countries. Remaining assets may be invested in non-EMU developed countries. In addition, the fund will focus 65% of its assets on large-capitalization companies of developed countries. These changes do not alter the fund's investment objective, which is long-term growth of capital.

We believe these changes will enable the fund to capitalize on a number of positive trends in the Euroland financial markets:
* Price comparison of goods, services and labor across Euroland should be much easier with a common currency.
* Such price transparency is likely to force companies to become more competitive. The pace of mergers and acquisitions in Europe has already stepped up.
* Equity markets are expected to become broader and more liquid as the EMU nations find it easier to attract capital across borders.

[GRAPHIC OF EUROPE]               THE
                                  NETHERLANDS

                                  BELGIUM

                                  IRELAND

                                  LUXEMBOURG

                                  FRANCE

                                  PORTUGAL

                                  SPAIN

                                  FINLAND

                                  GERMANY

                                  AUSTRIA

                                  ITALY

If you have any questions about these changes, please contact your financial consultant or AIM at 800-959-4246 or via e-mail at general@aimfunds.com.

          See important Fund and index disclosures inside front cover.


                             AIM EUROPE GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                     MARKET
                                      SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-88.35%

AUSTRIA-0.04%

Primamedic Ltd. (Health
  Care-Medical Products & Supplies)(a)   78,059   $    166,809
--------------------------------------------------------------

BELGIUM-0.86%

Mobistar S.A.
  (Telecommunications-Cellular/
  Wireless)(a)                           76,688      3,793,663
--------------------------------------------------------------

FINLAND-7.79%

Helsingin Puhelin Oyj (Helsinki
  Telephone Corp.-HPY)
  (Telecommunications-Cellular/
  Wireless)                             132,600      6,286,248
--------------------------------------------------------------
Nokia Oyj A.B.-Class A
  (Communications Equipment)            157,064     13,758,963
--------------------------------------------------------------
Raisio Group PLC (Foods)                500,807      4,645,185
--------------------------------------------------------------
Tietoenator Oyj Abp
  (Computers-Software & Services)       228,328      9,506,719
--------------------------------------------------------------
                                                    34,197,115
--------------------------------------------------------------

FRANCE-13.95%

Altran Technologies, S.A.
  (Services-Commercial & Consumer)       30,384      8,016,320
--------------------------------------------------------------
Axa (Insurance-Multi-Line)               37,862      4,616,134
--------------------------------------------------------------
Carrefour S.A. (Retail-Food Chains)      72,000     10,573,956
--------------------------------------------------------------
Dassault Systemes S.A.
  (Computers-Software & Services)       177,694      5,869,363
--------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)              40,000      5,866,175
--------------------------------------------------------------
Genset-ADR (Biotechnology)(a)           130,685      2,041,953
--------------------------------------------------------------
L'Oreal S.A. (Personal Care)              6,500      4,391,129
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)           17,100      2,932,510
--------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)        30,000      4,730,454
--------------------------------------------------------------
Sanofi-Synthelabo S.A. (Health
  Care-Drugs-Generic & Other)           120,000      5,089,103
--------------------------------------------------------------
Sidel S.A. (Machinery-Diversified)       58,500      7,108,203
--------------------------------------------------------------
                                                    61,235,300
--------------------------------------------------------------

GERMANY-10.97%

DaimlerChrsyler A.G. (Automobiles)       50,000      4,328,520
--------------------------------------------------------------
EM.TV & Merchandising A.G.
  (Broadcasting-Television, Radio
  & Cable)(a)                            11,063     15,563,085
--------------------------------------------------------------
Intershop Communications A.G.
  (Computers-Software & Services)(a)     20,000      4,812,902
--------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)                79,250     11,818,380
--------------------------------------------------------------
MobilCom A.G.
  (Telecommunications-Cellular/
  Wireless)                             121,347     10,855,227
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
GERMANY-(CONTINUED)

Sixt A.G. (Financial-Diversified)        10,751   $    751,223
--------------------------------------------------------------
                                                    48,129,337
--------------------------------------------------------------

GREECE-1.00%

STET Hellas Telecommunications S.A.-ADR
    (Telecommunications-
    Cellular/Wireless)(a)               196,532      4,397,403
--------------------------------------------------------------

IRELAND-1.07%

Esat Telecom Group PLC-ADR
  (Telecommunications-Long Distance)(a) 106,600      4,677,075
--------------------------------------------------------------

ITALY-3.91%

Autogrill S.p.A. (Restaurants)          475,000      4,890,455
--------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)                958,892      4,209,877
--------------------------------------------------------------
Mediolanum S.p.A.
  (Insurance-Life/Health)               875,230      6,719,990
--------------------------------------------------------------
Tecnost S.p.A. (Computers-Software
  & Services)(a)                        545,191      1,342,879
--------------------------------------------------------------
                                                    17,163,201
--------------------------------------------------------------

NETHERLANDS-8.59%

Equant N.V. (Computers-Networking)(a)   128,138     11,806,077
--------------------------------------------------------------
ING Groep N.V. (Insurance Brokers)      116,578      6,307,628
--------------------------------------------------------------
Koninklijke Numico N.V. (Foods)         129,000      4,566,743
--------------------------------------------------------------
TNT Post Group N.V. (Air Freight)       429,341     10,243,385
--------------------------------------------------------------
Wolters Kluwer N.V. (Specialty
  Printing)                             120,000      4,773,739
--------------------------------------------------------------
                                                    37,697,572
--------------------------------------------------------------

NORWAY-0.58%

Tomra Systems A.S.A.
  (Manufacturing-Specialized)            67,700      2,542,804
--------------------------------------------------------------

PORTUGAL-1.03%

BPI-SGPS, S.A. (Banks-Regional)         197,342      4,171,860
--------------------------------------------------------------
BPI-SGPS, S.A. (Banks-Regional),
  Certificates                           17,220        361,150
--------------------------------------------------------------
                                                     4,533,010
--------------------------------------------------------------

SPAIN-7.45%

Banco Santander Central Hispano
  S.A. (Banks-Regional)(a)              500,000      5,204,530
--------------------------------------------------------------
Tabacalera S.A.-Class A (Tobacco)       281,400      5,684,212
--------------------------------------------------------------
Telefonica Publicidad e
  Informacion S.A. (Telephone)(a)       400,000      7,976,844
--------------------------------------------------------------
Telefonica S.A. (Telephone)             179,328      8,632,095
--------------------------------------------------------------
TelePizza, S.A. (Restaurants)(a)      1,000,000      5,173,612
--------------------------------------------------------------
                                                    32,671,293
--------------------------------------------------------------

SWEDEN-6.42%

Assa Abloy A.B. (Metal Fabricators),
  Rts., expiring 07/02/00               629,468        133,484
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SWEDEN-(CONTINUED)

Assa Abloy A.B.-Class B (Metal
  Fabricators)(a)                       629,468   $  6,822,497
--------------------------------------------------------------
Securitas A.B.-Class B
  (Services-Commercial & Consumer)(a)   390,000      5,835,125
--------------------------------------------------------------
Skandia Forsakrings A.B.
  (Insurance Brokers)                   314,494      5,891,031
--------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-Class B (Communications
  Equipment)                            295,180      9,476,223
--------------------------------------------------------------
                                                    28,158,360
--------------------------------------------------------------

SWITZERLAND-5.51%

Novartis A.G. (Health Care-Diversified)   1,808      2,638,483
--------------------------------------------------------------
Roche Holding A.G. (Health
  Care-Drugs-Generic & Other)               565      5,804,372
--------------------------------------------------------------
Swisscom A.G. (Telephone)                12,146      4,567,927
--------------------------------------------------------------
UBS A.G. (Bank-Major Regional)           20,525      6,122,533
--------------------------------------------------------------
Zurich Allied A.G.
  (Insurance-Multi-Line)                  8,853      5,031,213
--------------------------------------------------------------
                                                    24,164,528
--------------------------------------------------------------

UNITED KINGDOM-19.18%

Abbey National PLC (Savings & Loan
  Companies)                            253,301      4,755,255
--------------------------------------------------------------
BP Amoco PLC (Oil & Gas-Refining &
  Marketing)                            471,997      8,459,113
--------------------------------------------------------------
COLT Telecom Group PLC
  (Communications Equipment)(a)         220,000      4,615,575
--------------------------------------------------------------
Compass Group PLC
  (Services-Commercial & Consumer)      240,000      2,379,507
--------------------------------------------------------------
Corporate Services Group PLC
  (Services- Commercial & Consumer)   2,047,816      2,711,411
--------------------------------------------------------------
Diageo PLC (Beverages-Alcoholic)        499,547      5,216,598
--------------------------------------------------------------
Energis PLC (Telephone)(a)               92,600      2,208,386
--------------------------------------------------------------
Glaxo Wellcome PLC (Health
  Care-Drugs-Generic & Other)           221,436      6,153,549
--------------------------------------------------------------
Lloyds TSB Group PLC (Banks-Major
  Regional)                             475,860      6,450,639
--------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                             619,741      5,304,386
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
UNITED KINGDOM-(CONTINUED)

Orange PLC (Telephone)(a)               589,401   $  8,640,103
--------------------------------------------------------------
SmithKline Beecham PLC (Health
  Care-Diversified)                     658,272      8,555,022
--------------------------------------------------------------
Unilever PLC (Foods)                    446,429      3,972,291
--------------------------------------------------------------
Vodafone Airtouch PLC
 (Telecommunications-Cellular/Wireless) 747,220     14,722,569
--------------------------------------------------------------
                                                    84,144,404
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $356,742,360)                                387,671,874
--------------------------------------------------------------

FOREIGN NON-CONVERTIBLE PREFERRED
  STOCKS-3.93%

GERMANY-3.93%

Porsche A.G.-Pfd. (Automobiles)           3,741      8,790,482
--------------------------------------------------------------
SAP A.G.-Pfd. (Computers-Software
  & Services)                            21,153      8,447,609
--------------------------------------------------------------
                                                    17,238,091
--------------------------------------------------------------
    Total Foreign Non-Convertible
      Preferred Stocks (Cost
      $19,695,756)                                  17,238,091
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
NON-U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS & NOTES-0.63%(B)

NETHERLANDS-0.63%

Tecnost International N.V.
  (Financial-Diversified)
  Floating Rate Note, 4.487%,
  06/23/04 (Cost $1,536,498)   EUR    2,635,091      2,763,240
--------------------------------------------------------------

REPURCHASE AGREEMENT-3.20%(C)

State Street Bank & Trust Co.,
  4.70%, 07/01/99 (Cost
  $14,046,000)(d)                   $14,046,000     14,046,000
--------------------------------------------------------------
TOTAL INVESTMENTS-96.11%                           421,719,205
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-3.89%                                 17,059,739
--------------------------------------------------------------
NET ASSETS-100.00%                                $438,778,944
==============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Repurchase agreement entered into 06/30/99 with a maturing value $14,047,834. Collaterized by U.S. Treasury securities.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $392,020,615)                              $421,719,205
---------------------------------------------------------
Foreign currencies, at value (cost
  $11,348,257)                                 11,293,360
---------------------------------------------------------
Receivables for:
  Investments sold                             13,440,658
---------------------------------------------------------
  Fund shares sold                              3,732,080
---------------------------------------------------------
  Dividends and interest                          770,787
---------------------------------------------------------
Other assets                                       66,346
---------------------------------------------------------
    Total assets                              451,022,436
---------------------------------------------------------

LIABILITIES:

Payable for:
  Fund shares reacquired                        1,210,568
---------------------------------------------------------
  Investments purchased                        10,368,191
---------------------------------------------------------
Accrued management fees                             7,641
---------------------------------------------------------
Accrued distribution fees                         417,993
---------------------------------------------------------
Accrued transfer agent fees                       112,475
---------------------------------------------------------
Accrued operating expenses                        126,624
---------------------------------------------------------
    Total liabilities                          12,243,492
---------------------------------------------------------
Net assets applicable to shares outstanding  $438,778,944
=========================================================

NET ASSETS:

Class A                                      $356,376,335
=========================================================
Class B                                      $ 79,919,965
=========================================================
Class C                                      $  1,234,939
=========================================================
Advisor Class                                $  1,247,705
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        23,465,526
=========================================================
Class B                                         5,425,770
=========================================================
Class C                                            83,860
=========================================================
Advisor Class                                      81,304
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      15.19
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.19
      divided by 94.50%)                     $      16.07
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      14.73
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      14.73
=========================================================
Advisor Class:
  Net asset value, redemption and offering
    price per share                          $      15.35
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $535,555 foreign
withholding tax)                             $  3,778,208
---------------------------------------------------------
Interest                                          362,831
---------------------------------------------------------
Security lending                                  152,017
---------------------------------------------------------
    Total investment income                     4,293,056
---------------------------------------------------------

EXPENSES:

Management fees                                 2,350,060
---------------------------------------------------------
Administrative services fees                       70,408
---------------------------------------------------------
Custodian Fees                                    234,206
---------------------------------------------------------
Interest Expense                                   26,850
---------------------------------------------------------
Trustees fees                                       9,172
---------------------------------------------------------
Distribution fees -- Class A                      685,234
---------------------------------------------------------
Distribution fees -- Class B                      445,349
---------------------------------------------------------
Distribution fees -- Class C                           41
---------------------------------------------------------
Transfer agent fees -- Class A                    575,359
---------------------------------------------------------
Transfer agent fees -- Class B                    130,876
---------------------------------------------------------
Transfer agent fees -- Class C                         23
---------------------------------------------------------
Transfer agent fees -- Advisor Class                2,092
---------------------------------------------------------
Other                                             244,201
---------------------------------------------------------
    Total expenses                              4,773,871
---------------------------------------------------------
Less: Expenses paid indirectly and expense
  reductions                                      (27,369)
---------------------------------------------------------
     Net expenses                               4,746,502
---------------------------------------------------------
Net investment income (loss)                     (453,446)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
INVESTMENT SECURITIES AND FOREIGN
CURRENCIES:

Net realized gain (loss) from:
  Investment securities                        27,739,776
---------------------------------------------------------
  Foreign currencies                           (1,552,383)
---------------------------------------------------------
                                               26,187,393
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (35,834,714)
---------------------------------------------------------
  Foreign currencies                              (72,887)
---------------------------------------------------------
                                              (35,907,601)
---------------------------------------------------------
    Net gain (loss) from investment
       securities and
       foreign currencies                      (9,720,208)
---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(10,173,654)
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                                  JUNE 30,      DECEMBER 31,
                                                                    1999            1998
                                                                ------------    ------------

OPERATIONS:

  Net investment income (loss)                                  $   (453,446)   $ (1,850,722)
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    26,187,393     119,057,197
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (35,907,601)      6,407,261
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                 (10,173,654)    123,613,736
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                                 --     (28,578,354)
--------------------------------------------------------------------------------------------
  Class B                                                                 --      (6,161,419)
--------------------------------------------------------------------------------------------
  Advisor Class                                                           --         (89,449)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (51,677,525)    (70,039,206)
--------------------------------------------------------------------------------------------
  Class B                                                        (16,798,858)      9,973,443
--------------------------------------------------------------------------------------------
  Class C                                                          1,233,310              --
--------------------------------------------------------------------------------------------
  Advisor Class                                                     (456,501)     (3,320,390)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                        (77,873,228)     25,398,361
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            516,652,172     491,253,811
--------------------------------------------------------------------------------------------
  End of period                                                 $438,778,944    $516,652,172
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $296,502,558    $364,202,132
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (453,446)             --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                       113,092,600      86,905,207
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            29,637,232      65,544,833
--------------------------------------------------------------------------------------------
                                                                $438,778,944    $516,652,172
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Europe Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Advisor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares are sold without a sales charge. Effective March 1, 1999, the Fund has discontinued sales of the Advisor Class shares to new investors. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

A. Security Valuations-Each equity security is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Trust.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions, if any, are declared and paid annually.
C. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.00%, 2.65%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, Class C, and Advisor Class shares, respectively.

    A I M Fund Services, Inc. ("AFS") is the transfer agent of the Fund. The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AFS a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1999, AFS was paid $663,597 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Advisor Class shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $685,234, $445,349 and $41, respectively, as compensation under the Plans.
    AIM is the pricing and accounting agent for the Fund. The monthly fee for these services paid to AIM is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets. Effective July 1, 1999, the Trust entered into a master administrative services agreement with AIM, replacing the above pricing and accounting agreement. The Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund.
    AIM Distributors received commissions of $31,826 from sales of the Class A shares of the Fund during the six months ended June 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1999, AIM Distributors received $2,879 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.

NOTE 3-EXPENSE REDUCTIONS

During the six months ended June 30, 1999, the Fund received reductions in custodian fees of $2,385 under an expense offset arrangement and AIM directed certain portfolio trades to brokers who then paid $24,984 of the Fund's expenses. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $27,369 during the six months ended June 30, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration accrued to trustees who are not an "interested person" of AIM.

NOTE 5-BANK BORROWINGS

The Fund, along with certain other funds advised and/or administered by AIM, has lines of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the Fund's total assets.
    Effective May 28, 1999, the above lines of credit were replaced by the Fund's participation in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    For the six months ended June 30, 1999, the average outstanding daily balance of bank loans for the Fund was $958,497 with a weighted average interest rate of 5.57%. Interest expense for the Fund for the six months ended June 30, 1999 was $26,850.

NOTE 6-PORTFOLIO SECURITIES LOANED

At June 30, 1999, securities with an aggregate value of $28,651,487 were on loan to brokers. The loans were secured by cash collateral of $31,919,329 received by the Fund. For the six months ended June 30, 1999, the Fund received fees of $152,017 for securities lending.
    For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portion of high quality short duration securities whose average effective duration is restricted to 120 days or less.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1999 was $165,169,031 and $256,830,217, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment
  securities                                        $ 62,511,961
----------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                         (36,819,116)
----------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                        $ 25,692,845
================================================================
Cost of investments for tax purposes is $396,026,360

NOTE 8-SHARE INFORMATION

Changes in the Fund's shares outstanding during six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                JUNE 30,                      DECEMBER 31,
                                  1999                            1998
                       ---------------------------   ------------------------------
                         SHARES         AMOUNT          SHARES          AMOUNT
                       -----------   -------------   ------------   ---------------
Sold:
  Class A               50,274,414   $ 799,558,598    284,179,353   $ 4,678,178,730
-----------------------------------------------------------------------------------
  Class B                2,948,398      45,056,045     29,683,015       488,430,227
-----------------------------------------------------------------------------------
  Class C*                  83,860       1,233,310             --                --
-----------------------------------------------------------------------------------
  Advisor Class            457,073       7,328,398      6,484,352       109,346,851
-----------------------------------------------------------------------------------
Issued as
reinvestment of
dividends:
  Class A                       --              --      1,565,424        23,371,501
-----------------------------------------------------------------------------------
  Class B                       --              --        370,423         5,382,231
-----------------------------------------------------------------------------------
  Advisor Class                 --              --          5,605            84,332
-----------------------------------------------------------------------------------
Reacquired:
  Class A              (53,293,933)   (851,236,123)  (287,680,343)   (4,771,589,437)
-----------------------------------------------------------------------------------
  Class B               (4,073,981)    (61,854,903)   (29,265,734)     (483,839,015)
-----------------------------------------------------------------------------------
  Advisor Class           (479,637)     (7,784,899)    (6,610,936)     (112,751,573)
-----------------------------------------------------------------------------------
                        (4,083,806)  $ (67,699,574)    (1,268,841)  $   (63,386,153)
===================================================================================

* Class C shares commenced sales May 3, 1999.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B outstanding during the six months ended June 30, 1999 and each of the years in the five-year period ended December 31, 1998, for a share of Class C capital stock outstanding during May 3, 1999 (date sales commenced) through June 30, 1999 and for a share of Advisor Class capital stock outstanding during the six months ended June 30, 1999, each of the years in three-year period ended December 31, 1998 and the period June 1, 1995 (date operations commenced) through December 31, 1995.

                                                                                      Class A
                                                          ------------------------------------------------------------------
                                                                                            December 31,
                                                          June 30,      ----------------------------------------------------
                                                            1999        1998(a)    1997(a)    1996(a)    1995(a)      1994
                                                          --------      --------   --------   --------   --------   --------
Net asset value, beginning of period                      $  15.67      $  14.32   $  12.89   $  10.88   $  10.03   $  10.84
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income (loss)                               (0.01)        (0.03)     (0.04)     (0.03)      0.04       0.06
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
  Net realized and unrealized gain (loss) on
    investments                                              (0.47)         2.35       1.48       2.16       0.95      (0.69)
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
    Net increase (decrease) from investment operations       (0.48)         2.32       1.44       2.13       0.99      (0.63)
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
Distributions to shareholders:
  From net investment income                                    --            --         --         --      (0.10)     (0.05)
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
  From net realized gains                                       --         (0.97)     (0.01)     (0.12)     (0.04)        --
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
  In excess of net realized gains                               --            --         --         --         --      (0.13)
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
    Total distributions                                         --         (0.97)     (0.01)     (0.12)     (0.14)     (0.18)
-------------------------------------------------------   --------      --------   --------   --------   --------   --------
Net asset value, end of period                            $  15.19      $  15.67   $  14.32   $  12.89   $  10.88   $  10.03
=======================================================   ========      ========   ========   ========   =========  ========
Total return(b)                                              (3.06)%       16.63%     11.20%     19.61%      9.86%     (5.80)%
=======================================================   ========      ========   ========   ========   =========  ========
Ratios and supplemental data:
  Net assets, end of period (000s omitted)                $356,376      $415,066   $407,004   $453,792   $483,375   $646,313
=======================================================   ========      ========   ========   ========   =========  ========
Ratios of expenses to average net assets, excluding
  interest expense:
  With expense waivers(c)                                     1.85%(d)      1.75%      1.75%      1.82%       1.83%     1.73%
=======================================================   ========      ========   ========   ========   =========  ========
  Without expense waivers                                     1.85%(d)      1.75%      1.89%      1.88%       1.89%     1.81%
=======================================================   ========      ========   ========   ========   =========  ========
Ratio of net investment income (loss) to average net
  assets:                                                    (0.07)%(d)    (0.20)%    (0.29)%    (0.26)%      0.38%     0.61%
=======================================================   ========      ========   ========   ========   =========  ========
Ratio of interest expense to average net assets               0.01%         0.27%       n/a        n/a        n/a        n/a
=======================================================   ========      ========   ========   ========   =========  ========
Portfolio turnover rate                                         35%           97%       107%       123%       108%        91%
=======================================================   ========      ========   ========   ========   =========  ========

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Prior to the period ended June 30, 1999, ratios include expense reductions.
(d) Ratios are annualized and based on average net assets of $394,807,178.

                                                                                        Class B
                                                               ----------------------------------------------------------
                                                                                           December 31,
                                                               June 30,   -----------------------------------------------
                                                                 1999     1998(a)   1997(a)   1996(a)   1995(a)    1994
                                                               --------   -------   -------   -------   -------   -------
Net asset value, beginning of period                           $ 15.26    $ 14.06   $ 12.73   $ 10.81   $  9.97   $ 10.79
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
Income from investment operations:
  Net investment income (loss)                                   (0.06)     (0.14)    (0.13)    (0.11)    (0.03)       --
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
  Net realized and unrealized gain (loss) on investments         (0.47)      2.31      1.47      2.15      0.94     (0.69)
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
    Net increase (decrease) from investment operations           (0.53)      2.17      1.34      2.04      0.91     (0.69)
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
Distributions to shareholders:
  From net investment income                                        --         --        --        --     (0.03)       --
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
  From net realized gains                                           --      (0.97)    (0.01)    (0.12)    (0.04)       --
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
  In excess of net realized gains                                   --         --        --        --        --     (0.13)
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
    Total distributions                                             --      (0.97)    (0.01)    (0.12)    (0.07)    (0.13)
------------------------------------------------------------   -------    -------   -------   -------   -------   -------
Net asset value, end of period                                   14.73    $ 15.26   $ 14.06   $ 12.73   $ 10.81   $  9.97
============================================================   =======    =======   =======   =======   =======   =======
Total return(b)                                                  (3.47)%    15.80%    10.55%    18.79%     9.20%    (6.38)%
============================================================   =======    =======   =======   =======   =======   =======
Ratios and supplemental data:
  Net assets, end of period (in 000s)                          $79,920    $99,943   $81,011   $87,092   $73,025   $81,602
============================================================   =======    =======   =======   =======   =======   =======
Ratio of expenses to average net assets, excluding interest
  expense:
  With expense waivers(c)                                         2.50%(d)   2.40%     2.40%     2.47%     2.48%     2.38%
============================================================   =======    =======   =======   =======   =======   =======
  Without expense waivers                                         2.50%(d)   2.40%     2.54%     2.53%     2.54%     2.46%
============================================================   =======    =======   =======   =======   =======   =======
Ratio of net investment income (loss) to average net assets:     (0.72)%(d) (0.85)%   (0.94)%   (0.91)%   (0.27)%   (0.04)%
============================================================   =======    =======   =======   =======   =======   =======
Ratio of interest expense to average net assets                   0.01%      0.27%      n/a       n/a       n/a       n/a
============================================================   =======    =======   =======   =======   =======   =======
Portfolio turnover rate                                             35%       97%       107%      123%      108%       91%
============================================================   =======    =======   =======   =======   =======   =======

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Prior to the period ended June 30, 1999, ratios include expense reductions.
(d) Ratios are annualized and based on average net assets of $89,807,902.

                                                               Class C
                                                               --------
                                                                May 3,                     Advisor Class
                                                                 1999     ------------------------------------------------
                                                               through                           December 31,
                                                               June 30,   June 30,   -------------------------------------
                                                                 1999       1999     1998(a)   1997(a)   1996(a)   1995(a)
                                                               --------   --------   -------   -------   -------   -------
Net asset value, beginning of period                            $14.64     $15.82    $14.41    $12.92    $10.85    $10.24
------------------------------------------------------------    ------     ------    ------    ------    ------    ------
Income from investment operations:
  Net investment income (loss)                                      --       0.02      0.02(b)   0.01      0.01      0.08
------------------------------------------------------------    ------     ------    ------    ------    ------    ------
  Net realized and unrealized gain (loss) on investments          0.09      (0.49)     2.36      1.49      2.18      0.71
------------------------------------------------------------    ------     ------    ------    ------    ------    ------
    Net increase (decrease) from investment operations            0.09      (0.47)     2.38      1.50      2.19      0.79
------------------------------------------------------------    ------     ------    ------    ------    ------    ------
Distributions to shareholders:
  From net investment income                                        --         --        --        --        --     (0.14)
------------------------------------------------------------    ------     ------    ------    ------    ------    ------
  From net realized gains                                           --         --     (0.97)    (0.01)    (0.12)    (0.04)
------------------------------------------------------------    ------     ------    ------    ------    ------    ------
    Total distributions                                             --         --     (0.97)    (0.01)    (0.12)    (0.18)
------------------------------------------------------------    ------     ------    ------    ------    ------    ------
Net asset value, end of period                                  $14.73     $15.35    $15.82    $14.41    $12.92    $10.85
============================================================    ======     ======    ======    ======    ======    ======
Total return(b)                                                   0.61%     (2.97)%   16.88%    11.64%    20.21%     7.75%
============================================================    ======     ======    ======    ======    ======    ======
Ratios and supplemental data:
  Net assets, end of period (in 000s)                           $1,235     $1,248    $1,643    $3,239    $1,416      $718
============================================================    ======     ======    ======    ======    ======    ======
Ratio of expenses to average net assets, excluding interest
  expense:
  With expense waivers(c)                                         2.50%(d)   1.50%(d)  1.40%     1.40%     1.47%     1.48%(e)
============================================================    ======     ======    ======    ======    ======    ======
  Without expense waivers                                         2.50%(d)   1.50%(d)  1.40%     1.54%     1.53%     1.54%(e)
============================================================    ======     ======    ======    ======    ======    ======
Ratio of net investment income (loss) to average net assets:     (0.72)%(d)  0.28%(d)  0.15%     0.06%     0.09%     0.73%(e)
============================================================    ======     ======    ======    ======    ======    ======
Ratio of interest expense to average net assets                   0.01%      0.01%     0.27%      n/a       n/a       n/a
============================================================    ======     ======    ======    ======    ======    ======
Portfolio turnover rate                                             35%        35%       97%      107%      123%      108%
============================================================    ======     ======    ======    ======    ======    ======

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Prior to the period ended June 30, 1999, ratios include expense reductions.
(d) Ratios are annualized and based on average net assets of $25,361, $1,435,266 and Class C and Advisor Class, respectively.
(e) Annualized.

BOARD OF TRUSTEES                            OFFICERS                           OFFICE OF THE FUND

C. Derek Anderson                            Robert H. Graham                   11 Greenway Plaza
President, Plantagenet Capital               Chairman and President             Suite 100
Management, LLC (an investment                                                  Houston, TX 77046
partnership); Chief Executive Officer,       Dana R. Sutton
Plantagenet Holdings, Ltd.                   Vice President and Treasurer       INVESTMENT MANAGER
(an investment banking firm)
                                             Samuel D. Sirko                    A I M Advisors, Inc.
Frank S. Bayley                              Vice President and Secretary       11 Greenway Plaza
Partner, law firm of                                                            Suite 100
Baker & McKenzie                             Melville B. Cox                    Houston, TX 77046
                                             Vice President
Robert H. Graham                                                                SUB-ADVISOR
President and Chief Executive Officer,       Gary T. Crum
A I M Management Group Inc.                  Vice President                     INVESCO Asset Management Limited
                                                                                11 Devonshire Square
Arthur C. Patterson                          Carol F. Relihan                   London EC2M 4YR
Managing Partner, Accel Partners             Vice President                     England
(a venture capital firm)
                                             Mary J. Benson                     TRANSFER AGENT
Ruth H. Quigley                              Assistant Vice President and
Private Investor                             Assistant Treasurer                A I M Fund Services, Inc.
                                                                                P.O. Box 4739
                                             Sheri Morris                       Houston, TX 77210-4739
                                             Assistant Vice President and
                                             Assistant Treasurer                CUSTODIAN

                                             Nancy L. Martin                    State Street Bank and Trust Company
                                             Assistant Secretary                225 Franklin Street
                                                                                Boston, MA 02110
                                             Ofelia M. Mayo
                                             Assistant Secretary                COUNSEL TO THE FUND

                                             Kathleen J. Pflueger               Kirkpatrick & Lockhart LLP
                                             Assistant Secretary                1800 Massachusetts Avenue, N.W.
                                                                                Washington, D.C. 20036-1800

                                                                                COUNSEL TO THE TRUSTEES

                                                                                Paul, Hastings, Janofsky & Walker LLP
                                                                                Twenty Third Floor
                                                                                555 South Flower Street
                                                                                Los Angeles, CA 90071

                                                                                DISTRIBUTOR

                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


GROWTH FUNDS                                MONEY MARKET FUNDS                                        A I M Management Group Inc.
AIM Aggressive Growth Fund(1)               AIM Money Market Fund                                     has provided leadership in
AIM Blue Chip Fund                          AIM Tax-Exempt Cash Fund                                  the mutual-fund industry
AIM Capital Development Fund                                                                          since 1976 and managed
AIM Constellation Fund                      INTERNATIONAL GROWTH FUNDS                                approximately $121 billion
AIM Dent Demographic Trends Fund            AIM Advisor International Value Fund                      in assets for more than 6.3
AIM Large Cap Growth Fund                   AIM Asian Growth Fund                                     million shareholders,
AIM Mid Cap Equity Fund(A)                  AIM Developing Markets Fund                               including individual
AIM Select Growth Fund                      AIM Europe Growth Fund                                    investors, corporate clients
AIM Small Cap Growth Fund(B)                AIM European Development Fund                             and financial institutions,
AIM Small Cap Opportunities Fund            AIM International Equity Fund                             as of June 30, 1999.
AIM Value Fund                              AIM Japan Growth Fund                                         The AIM Family of
AIM Weingarten Fund                         AIM Latin American Growth Fund                            Funds--Registered
                                            AIM New Pacific Growth Fund                               Trademark-- is distributed
GROWTH & INCOME FUNDS                                                                                 nationwide, and AIM today is
AIM Advisor Flex Fund                       GLOBAL GROWTH FUNDS                                       the 10th-largest mutual-fund
AIM Advisor Large Cap Value Fund            AIM Global Aggressive Growth Fund                         complex in the United States
AIM Advisor Real Estate Fund                AIM Global Growth Fund                                    in assets under management,
AIM Balanced Fund                                                                                     according to Strategic
AIM Basic Value Fund(C)                     GLOBAL GROWTH & INCOME FUNDS                              Insight, an independent
AIM Charter Fund                            AIM Global Growth & Income Fund                           mutual-fund monitor.
                                            AIM Global Utilities Fund
INCOME FUNDS
AIM Floating Rate Fund                      GLOBAL INCOME FUNDS
AIM High Yield Fund                         AIM Emerging Markets Debt Fund(D)
AIM High Yield Fund II                      AIM Global Government Income Fund
AIM Income Fund                             AIM Global Income Fund
AIM Intermediate Government Fund            AIM Strategic Income Fund
AIM Limited Maturity Treasury Fund
                                            THEME FUNDS
TAX-FREE INCOME FUNDS                       AIM Global Consumer Products and Services Fund
AIM High Income Municipal Fund              AIM Global Financial Services Fund
AIM Municipal Bond Fund                     AIM Global Health Care Fund
AIM Tax-Exempt Bond Fund of Connecticut     AIM Global Infrastructure Fund
AIM Tax-Free Intermediate Fund              AIM Global Resources Fund
                                            AIM Global Telecommunications and Technology Fund(2),(E)
                                            AIM Global Trends Fund(F)


(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (F) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es).
Please read the prospectus(es) carefully before you invest or send money.

                            [AIM LOGO APPEARS HERE]

                             INVEST WITH DISCIPLINE--Registered Trademark--